Changes in financial assets at fair value through other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	₩ 379,170	₩ 399,494
Acquisition	2,900	1,876
Disposal	(5)	(19,315)
Valuation	(30,937)	(8,019)
Others	7,431	5,134
Ending Balance	358,559	379,170
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	201,202	210,055
Acquisition	0	0
Disposal	(4)	0
Valuation	(7,809)	(11,734)
Others	1,281	2,880
Ending Balance	194,669	201,202
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	177,968	189,439
Acquisition	2,900	1,876
Disposal	(1)	(19,315)
Valuation	(23,128)	3,715
Others	6,150	2,254
Ending Balance	163,890	177,968
Current Financial assets at fair value through profit or loss, category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0	0
Acquisition	0	0
Disposal	0	0
Valuation	0	0
Others	0	0
Ending Balance	0	0
Non-Current Financial assets at fair value through profit or loss, category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	379,170	399,494
Acquisition	2,900	1,876
Disposal	(5)	(19,315)
Valuation	(30,937)	(8,019)
Others	7,431	5,134
Ending Balance	₩ 358,559	₩ 379,170